Debt (Details) - USD ($)	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Total debt	$ 412,666,867
Total current portion of long-term debt	37,071,548		$ 41,827,480
Non-current portion of long-term debt	367,352,022		411,385,626
Long-term Debt, Gross	412,666,867
Loans Payable [Member]
Total debt	412,666,867		464,266,457
Deferred Finance Fees	(8,243,297)		(11,053,351)
Net Total Debt	404,423,570		453,213,106
Current portion of long-term debt	39,282,538		44,313,149
Current portion of deferred finance fees	(2,210,990)		(2,485,669)
Total current portion of long-term debt	37,071,548		41,827,480
Non-current portion of long-term debt	367,352,022		411,385,626
Long-term Debt, Gross	412,666,867		464,266,457
First ABN AMRO Facility [Member] | Loans Payable [Member]
Total debt	64,201,180		70,282,505
Long-term Debt, Gross	64,201,180		70,282,505
NIBC Bank Facility [Member] | Loans Payable [Member]
Total debt	8,885,000		10,305,000
Long-term Debt, Gross	8,885,000		10,305,000
CACIB Bank Facility [Member] | Loans Payable [Member]
Total debt	34,100,000		36,900,000
Long-term Debt, Gross	34,100,000		36,900,000
ABN/DVB/NIBC Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	162,115,591		204,090,550
Long-term Debt, Gross	162,115,591		204,090,550
Nordea/SEB Joint Bank Facility [Member] | Loans Payable [Member]
Total debt	132,272,938		142,688,402
Long-term Debt, Gross	132,272,938		$ 142,688,402
ABN AMRO Revolving Facility [Member]
Total debt	11,092,158	$ 0
Long-term Debt, Gross	$ 11,092,158	$ 0